SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees and non-employees

	For the year ended December 31,
	2016	2017	2018
Risk-free interest rate	1.49% ~ 2.45%	2.32% ~ 2.41%	2.74% ~ 2.78%
Expected volatility range	37.5% ~ 37.8%	40.5% ~ 44.1%	44.3% ~ 46.9%
Suboptimal exercise factor	2.20	2.20	2.20
Fair market value per ordinary share	US$5.17 ~ $5.53	US$5.08 ~ $11.24	US$8.30 ~ $9.55

Summary of total share-based compensation expense recognized

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cost of revenue	—	6,799	2,003	291
Selling expenses	—	14,244	6,007	874
General and administrative expenses	—	251,312	91,982	13,378
Rsearch and development expenses	—	26,608	9,115	1,326
Total share-based compensation expenses	—	298,963	109,107	15,869

2008 Plan
SHARE-BASED PAYMENTS
Summary of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	17,415,500	0.70	2.73	11.07	144,235
Granted	5,500	0.75	9.55
Exercised	(12,624,363)	0.68	1.22
Forfeited/Expired	(502,381)	0.75	7.46
Outstanding, December 31, 2018	4,294,256	0.75	6.65	12.95	14,430
Vested and expected to vest at December 31, 2018	4,294,256	0.75	6.65	12.95	14,430
Exercisable at December 31, 2018	2,108,210	0.75	5.63	12.60	7,085

Summary of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	1,666,654	0.63	1.72	9.81	13,907
Granted	171,519	0.75	9.06
Exercised	(263,550)	0.30	2.20
Forfeited	—	—	—
Outstanding, December 31, 2018	1,574,623	0.70	2.47	9.67	4,657
Vested and expected to vest at December 31, 2018	1,574,623	0.70	2.47	9.67	4,657
Exercisable at December 31, 2018	1,572,214	0.70	2.46	9.66	4,649

2017 Plan
SHARE-BASED PAYMENTS
Summary of the employee share option activity

Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2017	40,000	11.08	5.08	9.83	—
Granted	—	—	—	—	—
Forfeited	(40,000)	11.08	5.08
Outstanding, December 31, 2018	—	—	—	—	—
Vested and expected to vest at December 31, 2018	—	—	—	—	—
Exercisable at December 31, 2018	—	—	—	—	—

Schedule of the Restricted Shares activity

		Weighted-
		average
	Number of	grant-date fair
	shares	value
		US$
Outstanding, December 31, 2017	38,500	10.19
Granted	3,377,490	10.41
Vested and issued	(15,500)	9.00
Forfeited	(229,391)	10.10
Outstanding, December 31, 2018	3,171,099	10.44
Vested and expected to vest at December 31, 2018	3,171,099